UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   5847 San Felipe, Suite 200
           Houston, TX 77057


Form 13F File Number: 028-12304


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        10/29/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              55

Form 13F Information Table Value Total:  $      320,537
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
3M COMPANY                     COM            88579y101     4359  47162.602 SH       SOLE                   0      0  47162.602
ACTIVISION INC   COM NEW       COM            00507v109     2200     195155 SH       SOLE                   0      0     195155
AMAZON COM INC COM             COM            023135106     4889      19225 SH       SOLE                   0      0      19225
APPLE COMPUTER INC             COM            037833100     9244   13856.23 SH       SOLE                   0      0   13856.23
ASHLAND INC                    COM            044209104     2826  39470.224 SH       SOLE                   0      0  39470.224
BORG WARNER INC COM            COM            099724106     1917      27735 SH       SOLE                   0      0      27735
CERNER CORP COM                COM            156782104     1493      19295 SH       SOLE                   0      0      19295
CISCO SYSTEMS INC    COM       COM            17275r102     3997 209342.559 SH       SOLE                   0      0 209342.559
CITRIX SYS INC COM             COM            177376100     4456      58230 SH       SOLE                   0      0      58230
CROWN CASTLE INTL              COM            228227104     4634      72291 SH       SOLE                   0      0      72291
DANAHER CORP DEL COM           COM            235851102     4511  81799.315 SH       SOLE                   0      0  81799.315
DIAGEO P L C SPONSORED ADR     COM            25243q205     5063  44916.191 SH       SOLE                   0      0  44916.191
E M C CORP MASS COM            COM            268648102     5886     215855 SH       SOLE                   0      0     215855
FMC TECHS INC        COM       COM            30249u101     4588      99100 SH       SOLE                   0      0      99100
GENERAL ELECTRIC               COM            369604103     5029 221430.941 SH       SOLE                   0      0 221430.941
HOME DEPOT INC                 COM            437076102     5770  95579.346 SH       SOLE                   0      0  95579.346
INTL BUSINESS MACHINES  CORP I COM            459200101     5753  27731.029 SH       SOLE                   0      0  27731.029
ISHARE DJ TEL SC INX           COM            464287713     4405  172525.33 SH       SOLE                   0      0  172525.33
ISHARES S&P AGGRESSIVE ALLOCAT COM            464289859      474      12938 SH       SOLE                   0      0      12938
ISHARES TR DJ US REAL EST      COM            464287739     3969  61650.774 SH       SOLE                   0      0  61650.774
ISHARES TR S&P 100 IDX FD      COM            464287101    15308 230332.564 SH       SOLE                   0      0 230332.564
J P MORGAN CHASE & CO COM      COM            46625H100     4482 110714.983 SH       SOLE                   0      0 110714.983
JOHNSON AND JOHNSON  COM       COM            478160104     3740  54279.192 SH       SOLE                   0      0  54279.192
MIDCAP SPDR TR SER 1           COM            78467Y107     7607  42277.947 SH       SOLE                   0      0  42277.947
NATIONAL-OILWELL VARCO INC     COM            637071101     4808  60022.052 SH       SOLE                   0      0  60022.052
ORACLE CORP COM                COM            68389X105     4689  149049.48 SH       SOLE                   0      0  149049.48
PERRIGO COMPANY                COM            714290103     2551  21960.146 SH       SOLE                   0      0  21960.146
POWER SHARES DYNAMIC OIL SERVI COM            73935x625     7337 363199.036 SH       SOLE                   0      0 363199.036
PRAXAIR INC                    COM            74005p104     3513   33816.18 SH       SOLE                   0      0   33816.18
PROCTER & GAMBLE CO            COM            742718109     4051  58408.077 SH       SOLE                   0      0  58408.077
QUALCOMM INC                   COM            747525103     6100  97642.806 SH       SOLE                   0      0  97642.806
RACKSPACE HOSTING              COM            750086100     2905      43958 SH       SOLE                   0      0      43958
RAYMOND JAMES FINL INC COM     COM            754730109     2363  64476.405 SH       SOLE                   0      0  64476.405
ROPER INDS INC NEW COM         COM            776696106     2646  24075.195 SH       SOLE                   0      0  24075.195
SECTOR SPDR ENERGY             COM            81369y506     9742 132659.675 SH       SOLE                   0      0 132659.675
SECTOR SPDR UTILITIES          COM            81369y886     3053  83888.204 SH       SOLE                   0      0  83888.204
ST JUDE MEDICAL INC            COM            790849103     3432  81472.107 SH       SOLE                   0      0  81472.107
STANDARD&POORS DEP RCPT        COM            78462f103    27901 193796.189 SH       SOLE                   0      0 193796.189
SVB FINANCIAL GROUP            COM            78486Q101     2243      37095 SH       SOLE                   0      0      37095
TEXAS INSTRS INC COM           COM            882508104     3658 132740.832 SH       SOLE                   0      0 132740.832
TEXAS ROADHOUSE INC.           COM            882681109     4104 239987.751 SH       SOLE                   0      0 239987.751
THERMO ELECTRON CORP COM       COM            883556102     4208  71525.052 SH       SOLE                   0      0  71525.052
UNITED HEALTHCARE CORP COM     COM            91324P102     4508  81355.493 SH       SOLE                   0      0  81355.493
UNITED PARCEL SERVICE CL B     COM            911312106     2799  39108.632 SH       SOLE                   0      0  39108.632
US BANCORP (NEW)               COM            902973304     9886 288209.105 SH       SOLE                   0      0 288209.105
VIACOM INC NEW CL B            COM            92553p201      462       8620 SH       SOLE                   0      0       8620
VIACOM INC. CLASS A            COM            92553P102     2263  41605.969 SH       SOLE                   0      0  41605.969
WAL-MART STORES INC            COM            931142103     4935  66869.363 SH       SOLE                   0      0  66869.363
WELLS FARGO & CO DEL COM       COM            949746101     6027  174553.33 SH       SOLE                   0      0  174553.33
ISHARES TR MSCI EMERG MKT      COM            464287234      274       6629 SH       SOLE                   0      0       6629
ISHARES TRUST ISHARES BARCLAYS OTR            464288679    47955 435081.105 SH       SOLE                   0      0 435081.105
ALPS ETF TR ALERIAN MLPETF     PRF            00162q866     8765     528966 SH       SOLE                   0      0     528966
ISHARES S&P US PREFERRED STOCK PRF            464288687    10854     272297 SH       SOLE                   0      0     272297
SALIENT MLP AND ENERGY INFRAST PRF            79471T100     1475      58663 SH       SOLE                   0      0      58663
TORTOISE ENERGY INFR COM       PRF            89147L100     4430     109447 SH       SOLE                   0      0     109447


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